FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Maximum Credit Exposure

The Group	2020			2019
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m

Loans and advances to banks, net[2]	5,950	—	5,950	4,852	—	4,852
Loans and advances to customers, net[2]	480,141	(2,762)	477,379	474,470	(2,792)	471,678
Debt securities, net[2]	5,137	—	5,137	5,325	—	5,325
Financial assets at amortised cost	491,228	(2,762)	488,466	484,647	(2,792)	481,855
Financial assets at fair value through other comprehensive income	27,260	—	27,260	24,617	—	24,617
Financial assets at fair value through profit or loss[3]:
Loans and advances	1,511	—	1,511	1,782	—	1,782
Debt securities, treasury and other bills	—	—	—	337	—	337
	1,511	—	1,511	2,119	—	2,119
Derivative assets	8,341	(3,373)	4,968	8,494	(4,177)	4,317

Off-balance sheet items:
Acceptances and endorsements	73	—	73	17	—	17
Other items serving as direct credit substitutes	221	—	221	279	—	279
Performance bonds, including letters of credit, and other transaction-related contingencies	2,070	—	2,070	2,274	—	2,274
Irrevocable commitments and guarantees	59,240	—	59,240	46,629	—	46,629
	61,604	—	61,604	49,199	—	49,199
	589,944	(6,135)	583,809	569,076	(6,969)	562,107

The Bank	2020			2019
	Maximum exposure	Offset[1]	Net exposure	Maximum exposure	Offset[1]	Net exposure
	£m	£m	£m	£m	£m	£m

Loans and advances to banks, net[2]	5,656	—	5,656	4,453	—	4,453
Loans and advances to customers, net[2]	178,269	(2,156)	176,113	177,569	(2,123)	175,446
Debt securities, net[2]	4,315	—	4,315	5,241	—	5,241
Financial assets at amortised cost	188,240	(2,156)	186,084	187,263	(2,123)	185,140
Financial assets at fair value through other comprehensive income	24,647	—	24,647	22,160	—	22,160
Financial assets at fair value through profit or loss[3]:
Loans and advances	517	—	517	362	—	362
Debt securities, treasury and other bills	1,203	—	1,203	337	—	337
	1,720	—	1,720	699	—	699
Derivative assets	12,595	(2,752)	9,843	13,638	(3,312)	10,326

Off-balance sheet items:
Acceptances and endorsements	73	—	73	16	—	16
Other items serving as direct credit substitutes	203	—	203	259	—	259
Performance bonds, including letters of credit, and other transaction-related contingencies	1,817	—	1,817	2,014	—	2,014
Irrevocable commitments and guarantees	32,847	—	32,847	27,672	—	27,672
	34,940	—	34,940	29,961	—	29,961
	262,142	(4,908)	257,234	253,721	(5,435)	248,286
1Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.
2Amounts shown net of related impairment allowances.
3Excluding equity shares.

Schedule of Average Probability of Default Grade

Retail		Commercial
Quality classification	IFRS 9 PD range	Quality classification	IFRS 9 PD range
RMS 1-6	0.00-4.50%	CMS 1-10	0.00-0.50%
RMS 7-9	4.51-14.00%	CMS 11-14	0.51-3.00%
RMS 10	14.01-20.00%	CMS 15-18	3.01-20.00%
RMS 11-13	20.01-99.99%	CMS 19	20.01-99.99%
RMS 14	100%	CMS 20-23	100%

Schedule of Credit Quality of Assets

	Drawn exposures					Expected credit loss allowance
The Group - Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks:
CMS 1-10	5,951	—	—	—	5,951	4	—	—	—	4
CMS 11-14	3	—	—	—	3	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	5,954	—	—	—	5,954	4	—	—	—	4
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	251,372	21,010	—	—	272,382	103	247	—	—	350
RMS 7-9	46	4,030	—	—	4,076	1	66	—	—	67
RMS 10	—	907	—	—	907	—	25	—	—	25
RMS 11-13	—	3,071	—	—	3,071	—	130	—	—	130
RMS 14	—	—	1,859	12,511	14,370	—	—	191	261	452
	251,418	29,018	1,859	12,511	294,806	104	468	191	261	1,024
Retail - credit cards
RMS 1-6	9,619	1,284	—	—	10,903	75	57	—	—	132
RMS 7-9	1,603	1,137	—	—	2,740	66	138	—	—	204
RMS 10	274	343	—	—	617	14	70	—	—	84
RMS 11-13	—	509	—	—	509	—	193	—	—	193
RMS 14	—	—	340	—	340	—	—	153	—	153
	11,496	3,273	340	—	15,109	155	458	153	—	766
Retail - loans and overdrafts
RMS 1-6	5,559	291	—	—	5,850	80	15	—	—	95
RMS 7-9	1,990	580	—	—	2,570	99	66	—	—	165
RMS 10	116	181	—	—	297	13	36	—	—	49
RMS 11-13	45	467	—	—	512	9	178	—	—	187
RMS 14	—	—	307	—	307	—	—	147	—	147
	7,710	1,519	307	—	9,536	201	295	147	—	643
Retail - UK Motor Finance
RMS 1-6	12,035	1,396	—	—	13,431	187	46	—	—	233
RMS 7-9	738	456	—	—	1,194	7	33	—	—	40
RMS 10	—	171	—	—	171	—	30	—	—	30
RMS 11-13	13	193	—	—	206	—	62	—	—	62
RMS 14	—	—	199	—	199	—	—	133	—	133
	12,786	2,216	199	—	15,201	194	171	133	—	498
Retail - other
RMS 1-6	14,952	482	—	—	15,434	19	19	—	—	38
RMS 7-9	2,418	334	—	—	2,752	11	39	—	—	50
RMS 10	—	21	—	—	21	—	1	—	—	1
RMS 11-13	509	467	—	—	976	—	40	—	—	40
RMS 14	—	—	184	—	184	—	—	59	—	59
	17,879	1,304	184	—	19,367	30	99	59	—	188
Total Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119

The Group - Gross drawn exposures and expected credit loss allowances continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	22,218	177	—	—	22,395	23	2	—	—	25
CMS 11-14	30,023	6,662	—	—	36,685	135	106	—	—	241
CMS 15-18	4,656	6,430	—	—	11,086	96	397	—	—	493
CMS 19	—	669	—	—	669	—	129	—	—	129
CMS 20-23	—	—	3,485	—	3,485	—	—	1,273	—	1,273
	56,897	13,938	3,485	—	74,320	254	634	1,273	—	2,161
Other
RMS 1-6	822	12	—	—	834	9	—	—	—	9
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	59	—	59	—	—	12	—	12
	822	12	59	—	893	9	—	12	—	21
CMS 1-10	56,362	—	—	—	56,362	—	—	—	—	—
CMS 11-14	236	—	—	—	236	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	2	—	—	—	2	—	—	—	—	—
CMS 20-23	—	—	10	—	10	—	—	—	—	—
	56,600	—	10	—	56,610	—	—	—	—	—
Central overlay	—	—	—	—	—	400	—	—	—	400
Total loans and advances to customers	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701

In respect of:
Retail	301,289	37,330	2,889	12,511	354,019	684	1,491	683	261	3,119
Commercial	56,897	13,938	3,485	—	74,320	254	634	1,273	—	2,161
Other[1]	57,422	12	69	—	57,503	409	—	12	—	421
Total loans and advances to customers	415,608	51,280	6,443	12,511	485,842	1,347	2,125	1,968	261	5,701
1Principally comprises reverse repurchase agreement balances.

The Group - Gross undrawn exposures and expected credit loss allowances	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	19,347	109	—	—	19,456	3	—	—	—	3
RMS 7-9	1	6	—	—	7	—	—	—	—	—
RMS 10	—	2	—	—	2	—	—	—	—	—
RMS 11-13	—	1	—	—	1	—	—	—	—	—
RMS 14	—	—	10	74	84	—	—	—	—	—
	19,348	118	10	74	19,550	3	—	—	—	3
Retail - credit cards
RMS 1-6	54,694	3,044	—	—	57,738	67	46	—	—	113
RMS 7-9	772	463	—	—	1,235	11	8	—	—	19
RMS 10	602	282	—	—	884	7	11	—	—	18
RMS 11-13	—	85	—	—	85	—	7	—	—	7
RMS 14	—	—	56	—	56	—	—	—	—	—
	56,068	3,874	56	—	59,998	85	72	—	—	157
Retail - loans and overdrafts
RMS 1-6	6,070	315	—	—	6,385	14	7	—	—	21
RMS 7-9	269	139	—	—	408	8	14	—	—	22
RMS 10	13	35	—	—	48	1	7	—	—	8
RMS 11-13	3	69	—	—	72	—	21	—	—	21
RMS 14	—	—	18	—	18	—	—	—	—	—
	6,355	558	18	—	6,931	23	49	—	—	72
Retail - UK Motor Finance
RMS 1-6	1,275	—	—	—	1,275	2	—	—	—	2
RMS 7-9	381	3	—	—	384	1	—	—	—	1
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	1	—	—	—	1	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,657	3	—	—	1,660	3	—	—	—	3
Retail - other
RMS 1-6	1,672	23	—	—	1,695	7	5	—	—	12
RMS 7-9	140	36	—	—	176	9	13	—	—	22
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	—	10	—	7	—	—	7
RMS 14	—	—	1	—	1	—	—	—	—	—
	1,812	69	1	—	1,882	16	25	—	—	41
Total Retail	85,240	4,622	85	74	90,021	130	146	—	—	276

The Group - Gross undrawn exposures and expected credit loss allowances continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	29,039	—	—	—	29,039	13	—	—	—	13
CMS 11-14	9,612	1,614	—	—	11,226	31	16	—	—	47
CMS 15-18	934	1,291	—	—	2,225	16	47	—	—	63
CMS 19	—	92	—	—	92	—	12	—	—	12
CMS 20-23	—	—	195	—	195	—	—	14	—	14
	39,585	2,997	195	—	42,777	60	75	14	—	149
Other
RMS 1-6	299	—	—	—	299	1	—	—	—	1
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	299	—	—	—	299	1	—	—	—	1
CMS 1-10	501	—	—	—	501	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	501	—	—	—	501	—	—	—	—	—
Total loans and advances to customers	125,625	7,619	280	74	133,598	191	221	14	—	426

In respect of:
Retail	85,240	4,622	85	74	90,021	130	146	—	—	276
Commercial	39,585	2,997	195	—	42,777	60	75	14	—	149
Other	800	—	—	—	800	1	—	—	—	1
Total loans and advances to customers	125,625	7,619	280	74	133,598	191	221	14	—	426

	Drawn exposures					Expected credit loss allowance
The Group - Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	4,852	—	—	—	4,852	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	4,852	—	—	—	4,852	—	—	—	—	—
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	257,028	13,494	—	—	270,522	23	183	—	—	206
RMS 7-9	15	2,052	—	—	2,067	—	39	—	—	39
RMS 10	—	414	—	—	414	—	13	—	—	13
RMS 11-13	—	975	—	—	975	—	46	—	—	46
RMS 14	—	—	1,506	13,714	15,220	—	—	122	142	264
	257,043	16,935	1,506	13,714	289,198	23	281	122	142	568
Retail - credit cards
RMS 1-6	14,744	729	—	—	15,473	103	25	—	—	128
RMS 7-9	1,355	556	—	—	1,911	49	54	—	—	103
RMS 10	32	105	—	—	137	3	19	—	—	22
RMS 11-13	1	291	—	—	292	—	91	—	—	91
RMS 14	—	—	385	—	385	—	—	125	—	125
	16,132	1,681	385	—	18,198	155	189	125	—	469
Retail - loans and overdrafts
RMS 1-6	7,406	368	—	—	7,774	84	17	—	—	101
RMS 7-9	1,321	363	—	—	1,684	55	38	—	—	93
RMS 10	44	85	—	—	129	4	15	—	—	19
RMS 11-13	17	315	—	—	332	3	102	—	—	105
RMS 14	—	—	293	—	293	—	—	108	—	108
	8,788	1,131	293	—	10,212	146	172	108	—	426
Retail - UK Motor Finance
RMS 1-6	13,568	1,297	—	—	14,865	203	30	—	—	233
RMS 7-9	314	368	—	—	682	10	15	—	—	25
RMS 10	—	99	—	—	99	—	10	—	—	10
RMS 11-13	2	178	—	—	180	1	32	—	—	33
RMS 14	—	—	150	—	150	—	—	84	—	84
	13,884	1,942	150	—	15,976	214	87	84	—	385
Retail - other
RMS 1-6	9,762	395	—	—	10,157	25	10	—	—	35
RMS 7-9	8	420	—	—	428	—	26	—	—	26
RMS 10	—	7	—	—	7	—	—	—	—	—
RMS 11-13	134	23	—	—	157	—	1	—	—	1
RMS 14	—	—	150	—	150	—	—	51	—	51
	9,904	845	150	—	10,899	25	37	51	—	113
Total Retail	305,751	22,534	2,484	13,714	344,483	563	766	490	142	1,961

The Group - Gross drawn exposures and expected credit loss allowances continued	Drawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	43,104	356	—	—	43,460	27	2	—	—	29
CMS 11-14	25,341	2,312	—	—	27,653	50	37	—	—	87
CMS 15-18	1,793	3,089	—	—	4,882	13	171	—	—	184
CMS 19	—	168	—	—	168	—	16	—	—	16
CMS 20-23	—	—	3,135	—	3,135	—	—	859	—	859
	70,238	5,925	3,135	—	79,298	90	226	859	—	1,175
Other
RMS 1-6	768	46	—	—	814	16	1	—	—	17
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	28	—	28	—	—	10	—	10
	768	46	28	—	842	16	1	10	—	27
CMS 1-10	53,010	—	—	—	53,010	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	53,010	—	—	—	53,010	—	—	—	—	—
Total loans and advances to customers	429,767	28,505	5,647	13,714	477,633	669	993	1,359	142	3,163

In respect of:
Retail	305,751	22,534	2,484	13,714	344,483	563	766	490	142	1,961
Commercial	70,238	5,925	3,135	—	79,298	90	226	859	—	1,175
Other[1]	53,778	46	28	—	53,852	16	1	10	—	27
Total loans and advances to customers	429,767	28,505	5,647	13,714	477,633	669	993	1,359	142	3,163
1Principally comprises reverse repurchase agreement balances.

	Undrawn exposures					Expected credit loss allowance
The Group - Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	12,242	62	—	—	12,304	1	—	—	—	1
RMS 7-9	1	1	—	—	2	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	8	79	87	—	—	—	—	—
	12,243	63	8	79	12,393	1	—	—	—	1
Retail - credit cards
RMS 1-6	54,216	1,762	—	—	55,978	44	21	—	—	65
RMS 7-9	293	162	—	—	455	4	3	—	—	7
RMS 10	3	28	—	—	31	—	1	—	—	1
RMS 11-13	1	44	—	—	45	—	4	—	—	4
RMS 14	—	—	75	—	75	—	—	—	—	—
	54,513	1,996	75	—	56,584	48	29	—	—	77
Retail - loans and overdrafts
RMS 1-6	6,437	224	—	—	6,661	12	3	—	—	15
RMS 7-9	96	56	—	—	152	2	5	—	—	7
RMS 10	2	11	—	—	13	—	2	—	—	2
RMS 11-13	—	29	—	—	29	—	11	—	—	11
RMS 14	—	—	8	—	8	—	—	—	—	—
	6,535	320	8	—	6,863	14	21	—	—	35
Retail - UK Motor Finance
RMS 1-6	1,181	—	—	—	1,181	2	—	—	—	2
RMS 7-9	193	4	—	—	197	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	1,374	4	—	—	1,378	2	—	—	—	2
Retail - other
RMS 1-6	1,240	—	—	—	1,240	11	—	—	—	11
RMS 7-9	—	62	—	—	62	—	3	—	—	3
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	2	—	2	—	—	—	—	—
	1,240	62	2	—	1,304	11	3	—	—	14
Total Retail	75,905	2,445	93	79	78,522	76	53	—	—	129

The Group - Gross undrawn exposures and expected credit loss allowances continued	Undrawn exposures					Expected credit loss allowance
	Stage 1	Stage 2	Stage 3	POCI	Total	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	31,014	76	—	—	31,090	7	—	—	—	7
CMS 11-14	5,105	850	—	—	5,955	7	9	—	—	16
CMS 15-18	258	326	—	—	584	1	13	—	—	14
CMS 19	—	43	—	—	43	—	2	—	—	2
CMS 20-23	—	—	5	—	5	—	—	5	—	5
	36,377	1,295	5	—	37,677	15	24	5	—	44
Other
RMS 1-6	235	—	—	—	235	—	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—	—	—
	235	—	—	—	235	—	—	—	—	—
CMS 1-10	—	—	—	—	—	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	—	—	—	—
Total loans and advances to customers	112,517	3,740	98	79	116,434	91	77	5	—	173

In respect of:
Retail	75,905	2,445	93	79	78,522	76	53	—	—	129
Commercial	36,377	1,295	5	—	37,677	15	24	5	—	44
Other	235	—	—	—	235	—	—	—	—	—
Total loans and advances to customers	112,517	3,740	98	79	116,434	91	77	5	—	173

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to banks:
CMS 1-10	5,660	—	—	5,660	4	—	—	4
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	5,660	—	—	5,660	4	—	—	4
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	41,423	4,152	—	45,575	8	24	—	32
RMS 7-9	2	1,442	—	1,444	—	11	—	11
RMS 10	—	137	—	137	—	3	—	3
RMS 11-13	—	946	—	946	—	18	—	18
RMS 14	—	—	568	568	—	—	32	32
	41,425	6,677	568	48,670	8	56	32	96
Retail - credit cards
RMS 1-6	2,248	363	—	2,611	18	17	—	35
RMS 7-9	290	342	—	632	14	45	—	59
RMS 10	2	94	—	96	—	22	—	22
RMS 11-13	—	134	—	134	—	57	—	57
RMS 14	—	—	88	88	—	—	40	40
	2,540	933	88	3,561	32	141	40	213
Retail - loans and overdrafts
RMS 1-6	2,930	162	—	3,092	44	8	—	52
RMS 7-9	1,109	265	—	1,374	56	30	—	86
RMS 10	64	102	—	166	7	21	—	28
RMS 11-13	22	266	—	288	4	102	—	106
RMS 14	—	—	173	173	—	—	84	84
	4,125	795	173	5,093	111	161	84	356
Retail - UK Motor Finance
RMS 1-6	382	40	—	422	7	2	—	9
RMS 7-9	6	18	—	24	—	1	—	1
RMS 10	—	9	—	9	—	2	—	2
RMS 11-13	—	13	—	13	—	5	—	5
RMS 14	—	—	44	44	—	—	26	26
	388	80	44	512	7	10	26	43
Retail - other
RMS 1-6	5,173	188	—	5,361	9	11	—	20
RMS 7-9	2,186	214	—	2,400	10	32	—	42
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	345	395	—	740	—	35	—	35
RMS 14	—	—	123	123	—	—	37	37
	7,704	797	123	8,624	19	78	37	134
Total Retail	56,182	9,282	996	66,460	177	446	219	842

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	17,907	175	—	18,082	20	—	—	20
CMS 11-14	22,449	5,928	—	28,377	114	94	—	208
CMS 15-18	3,722	5,548	—	9,270	76	332	—	408
CMS 19	—	549	—	549	—	101	—	101
CMS 20-23	—	—	1,865	1,865	—	—	496	496
	44,078	12,200	1,865	58,143	210	527	496	1,233
Other
RMS 1-6	230	12	—	242	2	1	—	3
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	6	6	—	—	3	3
	230	12	6	248	2	1	3	6
CMS 1-10	55,595	—	—	55,595	—	—	—	—
CMS 11-14	104	—	—	104	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	55,699	—	—	55,699	—	—	—	—
Central overlay	—	—	—	—	200	—	—	200
Total loans and advances to customers	156,189	21,494	2,867	180,550	589	974	718	2,281

In respect of:
Retail	56,182	9,282	996	66,460	177	446	219	842
Commercial	44,078	12,200	1,865	58,143	210	527	496	1,233
Other[1]	55,929	12	6	55,947	202	1	3	206
Total loans and advances to customers	156,189	21,494	2,867	180,550	589	974	718	2,281
1Principally comprises reverse repurchase agreement balances.

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	1,720	—	—	1,720	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	1,720	—	—	1,720	—	—	—	—
Retail - credit cards
RMS 1-6	14,814	1,081	—	15,895	17	19	—	36
RMS 7-9	154	154	—	308	3	4	—	7
RMS 10	3	21	—	24	—	1	—	1
RMS 11-13	—	24	—	24	—	2	—	2
RMS 14	—	—	13	13	—	—	—	—
	14,971	1,280	13	16,264	20	26	—	46
Retail - loan and overdrafts
RMS 1-6	3,414	99	—	3,513	8	4	—	12
RMS 7-9	160	74	—	234	4	8	—	12
RMS 10	8	22	—	30	1	4	—	5
RMS 11-13	2	42	—	44	—	12	—	12
RMS 14	—	—	10	10	—	—	—	—
	3,584	237	10	3,831	13	28	—	41
Retail - UK Motor Finance
RMS 1-6	24	—	—	24	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	24	—	—	24	—	—	—	—
Retail - other
RMS 1-6	923	18	—	941	6	2	—	8
RMS 7-9	131	31	—	162	8	12	—	20
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	10	—	10	—	6	—	6
RMS 14	—	—	1	1	—	—	—	—
	1,054	59	1	1,114	14	20	—	34
Total Retail	21,353	1,576	24	22,953	47	74	—	121

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2020
Commercial
CMS 1-10	27,598	—	—	27,598	14	—	—	14
CMS 11-14	8,105	1,239	—	9,344	26	13	—	39
CMS 15-18	829	1,057	—	1,886	13	41	—	54
CMS 19	—	54	—	54	—	7	—	7
CMS 20-23	—	—	189	189	—	—	8	8
	36,532	2,350	189	39,071	53	61	8	122
Other
RMS 1-6	242	—	—	242	2	—	—	2
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	242	—	—	242	2	—	—	2
CMS 1-10	500	—	—	500	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	500	—	—	500	—	—	—	—
Total loans and advances to customers	58,627	3,926	213	62,766	102	135	8	245

In respect of:
Retail	21,353	1,576	24	22,953	47	74	—	121
Commercial	36,532	2,350	189	39,071	53	61	8	122
Other	742	—	—	742	2	—	—	2
Total loans and advances to customers	58,627	3,926	213	62,766	102	135	8	245

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to banks:
CMS 1-10	4,453	—	—	4,453	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	4,453	—	—	4,453	—	—	—	—
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	46,904	2,972	—	49,876	2	28	—	30
RMS 7-9	—	510	—	510	—	7	—	7
RMS 10	—	116	—	116	—	3	—	3
RMS 11-13	—	291	—	291	—	9	—	9
RMS 14	—	—	558	558	—	—	30	30
	46,904	3,889	558	51,351	2	47	30	79
Retail - credit cards
RMS 1-6	3,568	146	—	3,714	22	6	—	28
RMS 7-9	363	183	—	546	14	20	—	34
RMS 10	12	38	—	50	1	7	—	8
RMS 11-13	—	90	—	90	—	30	—	30
RMS 14	—	—	92	92	—	—	31	31
	3,943	457	92	4,492	37	63	31	131
Retail - loans and overdrafts
RMS 1-6	4,018	152	—	4,170	47	7	—	54
RMS 7-9	774	199	—	973	32	21	—	53
RMS 10	26	51	—	77	3	9	—	12
RMS 11-13	8	184	—	192	2	59	—	61
RMS 14	—	—	168	168	—	—	62	62
	4,826	586	168	5,580	84	96	62	242
Retail - UK Motor Finance
RMS 1-6	1,076	135	—	1,211	21	4	—	25
RMS 7-9	22	54	—	76	1	3	—	4
RMS 10	—	17	—	17	—	2	—	2
RMS 11-13	—	34	—	34	—	7	—	7
RMS 14	—	—	60	60	—	—	32	32
	1,098	240	60	1,398	22	16	32	70
Retail - other
RMS 1-6	1,958	156	—	2,114	18	4	—	22
RMS 7-9	7	281	—	288	—	20	—	20
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	105	105	—	—	35	35
	1,965	437	105	2,507	18	24	35	77
Total Retail	58,736	5,609	983	65,328	163	246	190	599

	Drawn exposures				Expected credit loss allowance
The Bank - Gross drawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	32,465	380	—	32,845	25	1	—	26
CMS 11-14	20,141	2,030	—	22,171	40	33	—	73
CMS 15-18	1,462	2,519	—	3,981	10	145	—	155
CMS 19	—	111	—	111	—	10	—	10
CMS 20-23	—	—	1,400	1,400	—	—	309	309
	54,068	5,040	1,400	60,508	75	189	309	573
Other
RMS 1-6	267	32	—	299	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	2	2	—	—	1	1
	267	32	2	301	—	—	1	1
CMS 1-10	52,605	—	—	52,605	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	52,605	—	—	52,605	—	—	—	—
Total loans and advances to customers	165,676	10,681	2,385	178,742	238	435	500	1,173

In respect of:
Retail	58,736	5,609	983	65,328	163	246	190	599
Commercial	54,068	5,040	1,400	60,508	75	189	309	573
Other[1]	52,872	32	2	52,906	—	—	1	1
Total loans and advances to customers	165,676	10,681	2,385	178,742	238	435	500	1,173
1Principally comprises reverse repurchase agreement balances.

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowances	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Loans and advances to customers:
Retail - UK mortgages
RMS 1-6	1,120	—	—	1,120	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	1,120	—	—	1,120	—	—	—	—
Retail - credit cards
RMS 1-6	15,052	369	—	15,421	12	7	—	19
RMS 7-9	96	60	—	156	1	1	—	2
RMS 10	1	8	—	9	—	—	—	—
RMS 11-13	—	11	—	11	—	1	—	1
RMS 14	—	—	13	13	—	—	—	—
	15,149	448	13	15,610	13	9	—	22
Retail - loans and overdrafts
RMS 1-6	3,619	68	—	3,687	7	2	—	9
RMS 7-9	59	31	—	90	1	3	—	4
RMS 10	1	7	—	8	—	1	—	1
RMS 11-13	—	17	—	17	—	8	—	8
RMS 14	—	—	5	5	—	—	—	—
	3,679	123	5	3,807	8	14	—	22
Retail - UK Motor Finance
RMS 1-6	84	—	—	84	—	—	—	—
RMS 7-9	13	4	—	17	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	97	4	—	101	—	—	—	—
Retail - other
RMS 1-6	839	—	—	839	10	—	—	10
RMS 7-9	—	54	—	54	—	3	—	3
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	2	2	—	—	—	—
	839	54	2	895	10	3	—	13
Total Retail	20,884	629	20	21,533	31	26	—	57

	Undrawn exposures				Expected credit loss allowance
The Bank - Gross undrawn exposures and expected credit loss allowances continued	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
At 31 December 2019
Commercial
CMS 1-10	25,847	44	—	25,891	5	—	—	5
CMS 11-14	3,771	718	—	4,489	7	5	—	12
CMS 15-18	197	206	—	403	1	9	—	10
CMS 19	—	38	—	38	—	2	—	2
CMS 20-23	—	—	4	4	—	—	4	4
	29,815	1,006	4	30,825	13	16	4	33
Other
RMS 1-6	191	—	—	191	—	—	—	—
RMS 7-9	—	—	—	—	—	—	—	—
RMS 10	—	—	—	—	—	—	—	—
RMS 11-13	—	—	—	—	—	—	—	—
RMS 14	—	—	—	—	—	—	—	—
	191	—	—	191	—	—	—	—
CMS 1-10	—	—	—	—	—	—	—	—
CMS 11-14	—	—	—	—	—	—	—	—
CMS 15-18	—	—	—	—	—	—	—	—
CMS 19	—	—	—	—	—	—	—	—
CMS 20-23	—	—	—	—	—	—	—	—
	—	—	—	—	—	—	—	—
Total loans and advances to customers	50,890	1,635	24	52,549	44	42	4	90

In respect of:
Retail	20,884	629	20	21,533	31	26	—	57
Commercial	29,815	1,006	4	30,825	13	16	4	33
Other	191	—	—	191	—	—	—	—
Total loans and advances to customers	50,890	1,635	24	52,549	44	42	4	90

Schedule of Debt Securities, Treasury and Other Bills Held at Fair Value Through Profit or Loss	. Substantially all of the loans and advances to customers and banks recognised at fair value through profit or loss have a good quality rating. The credit quality of the Group’s debt securities, treasury and other bills held at fair value through profit or loss is set out below.

	2020			2019
The Group	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
	£m	£m	£m	£m	£m	£m
Trading assets
Government securities	—	—	—	290	—	290
Total held as trading assets	—	—	—	290	—	290
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	—	—	—	47	—	47
Total other assets mandatorily at fair value through profit or loss	—	—	—	47	—	47
	—	—	—	337	—	337
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			—			—
Total held at fair value through profit or loss			—			337
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £nil; 2019: £nil) and not rated (2020: £nil; 2019: £nil).

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Bank	£m	£m	£m	£m	£m	£m
Trading assets
Government securities	—	—	—	290	—	290
Total held as trading assets	—	—	—	290	—	290
Other assets mandatorily at fair value through profit or loss
Corporate and other debt securities	—	—	—	47	—	47
Total other assets mandatorily at fair value through profit or loss	—	—	—	47	—	47
	—	—	—	337	—	337
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			1,203			—
Total held at fair value through profit or loss			1,203			337
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £nil; 2019: £nil) and not rated (2020: £nil; 2019: £nil).

Schedule of Mortgage Lending

The Group	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m
At 31 December 2020
Less than 70 per cent	185,548	24,330	1,547	10,051	221,476
70 per cent to 80 per cent	43,656	3,364	187	1,303	48,510
80 per cent to 90 per cent	21,508	1,009	74	470	23,061
90 per cent to 100 per cent	555	126	21	190	892
Greater than 100 per cent	151	189	30	497	867
Total	251,418	29,018	1,859	12,511	294,806

The Group	Stage 1	Stage 2	Stage 3	POCI	Total gross
	£m	£m	£m	£m	£m
At 31 December 2019
Less than 70 per cent	179,566	13,147	1,174	10,728	204,615
70 per cent to 80 per cent	44,384	2,343	181	1,751	48,659
80 per cent to 90 per cent	27,056	1,057	86	677	28,876
90 per cent to 100 per cent	5,663	199	34	207	6,103
Greater than 100 per cent	374	189	31	351	945
Total	257,043	16,935	1,506	13,714	289,198

The Bank	Stage 1	Stage 2	Stage 3	Total gross
	£m	£m	£m	£m
At 31 December 2020
Less than 70 per cent	36,418	5,639	456	42,513
70 per cent to 80 per cent	3,603	712	66	4,381
80 per cent to 90 per cent	1,298	239	30	1,567
90 per cent to 100 per cent	94	42	9	145
Greater than 100 per cent	12	45	7	64
Total	41,425	6,677	568	48,670

The Bank	Stage 1	Stage 2	Stage 3	Total gross
	£m	£m	£m	£m
At 31 December 2019
Less than 70 per cent	39,054	3,004	424	42,482
70 per cent to 80 per cent	4,848	529	68	5,445
80 per cent to 90 per cent	2,428	264	38	2,730
90 per cent to 100 per cent	516	49	18	583
Greater than 100 per cent	58	43	10	111
Total	46,904	3,889	558	51,351

Available-for-sale financial assets (excluding equity shares)
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Available-for-Sale Financial Assets (Excluding Equity Shares)	. The credit quality of financial assets at fair value through other comprehensive income is set out below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Group	£m	£m	£m	£m	£m	£m
Debt securities
Government securities	14,267	—	14,267	13,082	—	13,082
Asset-backed securities	—	65	65	—	60	60
Corporate and other debt securities	12,786	142	12,928	11,036	—	11,036
Total debt securities	27,053	207	27,260	24,118	60	24,178
Treasury and other bills	—	—	—	439	—	439
Total financial assets at fair value through other comprehensive income	27,053	207	27,260	24,557	60	24,617
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £65 million; 2019: £60 million) and not rated (2020: £142 million; 2019: £nil).

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Bank	£m	£m	£m	£m	£m	£m
Debt securities
Government securities	14,114	—	14,114	12,938	—	12,938
Corporate and other debt securities	10,444	89	10,533	8,783	—	8,783
Total debt securities	24,558	89	24,647	21,721	—	21,721
Treasury and other bills	—	—	—	439	—	439
	24,558	89	24,647	22,160	—	22,160
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			—			—
Total financial assets at fair value through other comprehensive income			24,647			22,160
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £nil; 2019: £nil) and not rated (2020: £89 million; 2019: £nil).

Derivative assets
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Derivative Assets

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Group	£m	£m	£m	£m	£m	£m
Trading and other	5,942	1,037	6,979	5,531	1,267	6,798
Hedging	667	5	672	1,047	58	1,105
	6,609	1,042	7,651	6,578	1,325	7,903
Due from fellow Lloyds Banking Group undertakings			690			591
Total derivative financial instruments			8,341			8,494

The Bank
Trading and other	4,442	146	4,588	4,113	209	4,322
Hedging	237	3	240	178	1	179
	4,679	149	4,828	4,291	210	4,501
Due from fellow Lloyds Banking Group undertakings			7,767			9,137
Total derivative financial instruments			12,595			13,638
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £969 million for the Group and £135 million for the Bank; 2019: £953 million for the Group and £135 million for the Bank) and not rated (2020: £73 million for the Group and £14 million for the Bank; 2019: £372 million for the Group and £75 million for the Bank).

Concentrations of risk
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Concentration of Exposure

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Agriculture, forestry and fishing	7,835	7,557	3,039	2,949
Energy and water supply	1,274	1,423	1,189	1,328
Manufacturing	4,455	4,869	3,770	3,811
Construction	5,046	4,190	4,022	3,255
Transport, distribution and hotels	14,229	12,657	10,160	8,350
Postal and telecommunications	2,261	1,679	1,689	1,130
Property companies	25,092	26,736	21,629	22,982
Financial, business and other services	77,271	73,087	73,987	68,461
Personal:
Mortgages[1]	305,966	298,294	49,574	52,341
Other	25,295	29,165	8,502	10,060
Lease financing	1,047	1,536	30	93
Hire purchase	16,071	16,440	2,959	3,982
Total loans and advances to customers before allowance for impairment losses	485,842	477,633	180,550	178,742
Allowance for impairment losses (note 16)	(5,701)	(3,163)	(2,281)	(1,173)
Total loans and advances to customers	480,141	474,470	178,269	177,569
1Includes both UK and overseas mortgage balances.

Loans and advances securitised
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Securities Lending Transactions
The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Financial assets at fair value through profit or loss	—	470	1,365	634
Financial assets at fair value through other comprehensive income	2,344	854	969	1,467
	2,344	1,324	2,334	2,101

Loans to corporate entities
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Debt Securities Classified as Loans and Receivables
Debt securities held at amortised cost
An analysis by credit rating of debt securities held at amortised cost is provided below:

	2020			2019
	Investment grade[1]	Other[2]	Total	Investment grade[1]	Other[2]	Total
The Group	£m	£m	£m	£m	£m	£m
Asset-backed securities:
Mortgage-backed securities	2,046	—	2,046	2,934	—	2,934
Other asset-backed securities	1,593	20	1,613	874	—	874
	3,639	20	3,659	3,808	—	3,808
Corporate and other debt securities	1,463	16	1,479	1,517	1	1,518
Gross exposure	5,102	36	5,138	5,325	1	5,326
Allowance for impairment losses			(1)			(1)
Total debt securities held at amortised cost			5,137			5,325

The Bank
Asset-backed securities:
Mortgage-backed securities	1,741	—	1,741	2,926	—	2,926
Other asset-backed securities	1,103	—	1,103	798	—	798
	2,844	—	2,844	3,724	—	3,724
Corporate and other debt securities	1,457	15	1,472	1,517	—	1,517
Gross exposure	4,301	15	4,316	5,241	—	5,241
Allowance for impairment losses			(1)			—
Total debt securities held at amortised cost			4,315			5,241
1Credit ratings equal to or better than ‘BBB’.
2Other comprises sub-investment grade (2020: £8 million for the Group and £nil for the Bank; 2019: £nil for the Group and £nil for the Bank) and not rated (2020: £28 million for the Group and £15 million for the Bank; 2019: £1 million for the Group and £nil for the Bank).

Financial liabilities, category [Member]
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Maturities of Liabilities

The Group	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	7,369	1,564	72	19,438	498	28,941
Customer deposits	413,374	9,871	5,366	5,542	595	434,748
Financial liabilities at fair value through profit or loss	40	45	141	1,702	10,110	12,038
Debt securities in issue	5,019	5,195	9,706	33,338	11,594	64,852
Other liabilities (lease liabilities)	10	51	174	626	751	1,612
Subordinated liabilities	81	69	3,609	4,261	3,601	11,621
Total non-derivative financial liabilities	425,893	16,795	19,068	64,907	27,149	553,812

Derivative financial liabilities:
Gross settled derivatives – outflows	4,358	4,818	4,390	15,787	8,397	37,750
Gross settled derivatives – inflows	(3,795)	(4,312)	(4,272)	(15,696)	(8,885)	(36,960)
Gross settled derivatives – net flows	563	506	118	91	(488)	790
Net settled derivative liabilities	4,648	7	89	216	329	5,289
Total derivative financial liabilities	5,211	513	207	307	(159)	6,079

The Group	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2019
Deposits from banks	4,099	2,302	248	17,142	317	24,108
Customer deposits	368,331	11,440	11,861	9,271	1,276	402,179
Financial liabilities at fair value through profit or loss	30	71	298	1,330	13,213	14,942
Debt securities in issue	4,174	8,186	15,117	41,816	28,696	97,989
Other liabilities (lease liabilities)	2	60	187	793	935	1,977
Subordinated liabilities	245	1,472	1,711	7,593	6,513	17,534
Total non-derivative financial liabilities	376,881	23,531	29,422	77,945	50,950	558,729

Derivative financial liabilities:
Gross settled derivatives – outflows	2,492	3,053	10,815	25,935	13,884	56,179
Gross settled derivatives – inflows	(968)	(2,636)	(10,744)	(25,838)	(13,829)	(54,015)
Gross settled derivatives – net flows	1,524	417	71	97	55	2,164
Net settled derivative liabilities	14,654	(16)	1	129	383	15,151
Total derivative financial liabilities	16,178	401	72	226	438	17,315

The Bank	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2020
Deposits from banks	7,353	1,562	15	1,108	361	10,399
Customer deposits	254,667	7,185	1,334	819	457	264,462
Financial liabilities at fair value through profit or loss	40	45	141	1,701	10,065	11,992
Debt securities in issue	4,502	4,200	6,404	27,908	9,408	52,422
Other liabilities (lease liabilities)	1	34	97	326	445	903
Subordinated liabilities	9	43	3,069	3,517	3,016	9,654
Total non-derivative financial liabilities	266,572	13,069	11,060	35,379	23,752	349,832

Derivative financial liabilities:
Gross settled derivatives – outflows	3,881	4,737	3,433	15,174	6,337	33,562
Gross settled derivatives – inflows	(3,405)	(4,291)	(3,336)	(15,076)	(6,629)	(32,737)
Gross settled derivatives – net flows	476	446	97	98	(292)	825
Net settled derivative liabilities	3,885	5	3	146	208	4,247
Total derivative financial liabilities	4,361	451	100	244	(84)	5,072

The Bank	Up to 1 month	1-3 months	3-12 months	1-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m	£m
At 31 December 2019
Deposits from banks	3,933	2,302	144	824	317	7,520
Customer deposits	227,825	9,620	4,727	1,330	1,176	244,678
Financial liabilities at fair value through profit or loss	30	71	298	1,330	13,165	14,894
Debt securities in issue	3,323	4,341	12,569	34,779	26,628	81,640
Other liabilities (lease liabilities)	1	35	109	446	513	1,104
Subordinated liabilities	173	1,416	1,572	6,254	3,497	12,912
Total non-derivative financial liabilities	235,285	17,785	19,419	44,963	45,296	362,748

Derivative financial liabilities:
Gross settled derivatives – outflows	1,631	2,906	10,228	24,164	12,130	51,059
Gross settled derivatives – inflows	(932)	(2,523)	(10,160)	(24,038)	(11,911)	(49,564)
Gross settled derivatives – net flows	699	383	68	126	219	1,495
Net settled derivative liabilities	10,539	(19)	(6)	59	243	10,816
Total derivative financial liabilities	11,238	364	62	185	462	12,311

Off balance sheet
FINANCIAL RISK MANAGEMENT (Tables) [Line Items]
Schedule of Amounts and Residual Maturities of the Group's Off Balance Sheet Contingent Liabilities and Commitments
The following tables set out the amounts and residual maturities of off balance sheet contingent liabilities, commitments and guarantees.

The Group	Within 1 year	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m
At 31 December 2020
Acceptances and endorsements	73	—	—	—	73
Other contingent liabilities	1,302	337	69	583	2,291
Total contingent liabilities	1,375	337	69	583	2,364
Lending commitments and guarantees	102,279	18,152	9,454	3,588	133,473
Other commitments	1	44	16	64	125
Total commitments and guarantees	102,280	18,196	9,470	3,652	133,598
Total contingents, commitments and guarantees	103,655	18,533	9,539	4,235	135,962
At 31 December 2019
Acceptances and endorsements	17	—	—	—	17
Other contingent liabilities	1,422	349	99	683	2,553
Total contingent liabilities	1,439	349	99	683	2,570
Lending commitments and guarantees	90,953	11,756	10,571	2,983	116,263
Other commitments	5	71	43	52	171
Total commitments and guarantees	90,958	11,827	10,614	3,035	116,434
Total contingents, commitments and guarantees	92,397	12,176	10,713	3,718	119,004

The Bank	Within 1 year	1-3 years	3-5 years	Over 5 years	Total
	£m	£m	£m	£m	£m
At 31 December 2020
Acceptances and endorsements	73	—	—	—	73
Other contingent liabilities	1,144	328	68	480	2,020
Total contingent liabilities	1,217	328	68	480	2,093
Lending commitments and guarantees	34,552	16,319	9,127	2,672	62,670
Other commitments	—	27	16	53	96
Total commitments and guarantees	34,552	16,346	9,143	2,725	62,766
Total contingents, commitments and guarantees	35,769	16,674	9,211	3,205	64,859
At 31 December 2019
Acceptances and endorsements	16	—	—	—	16
Other contingent liabilities	1,323	271	99	580	2,273
Total contingent liabilities	1,339	271	99	580	2,289
Lending commitments and guarantees	30,727	9,806	9,694	2,165	52,392
Other commitments	5	71	43	38	157
Total commitments and guarantees	30,732	9,877	9,737	2,203	52,549
Total contingents, commitments and guarantees	32,071	10,148	9,836	2,783	54,838